Document And Entity Information	Mar. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2023
Entity Registrant Name	DAY ONE BIOPHARMACEUTICALS, INC.
Entity Central Index Key	0001845337
Entity Emerging Growth Company	true
Securities Act File Number	001-40431
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2415215
Entity Address, Address Line One	2000 Sierra Point Parkway, Suite 501
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	484-0899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DAWN
Security Exchange Name	NASDAQ